Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]
The contractual payments due for FHLB of Boston option advance borrowings as of December 31, 2012 were as follows:

(Dollars in thousands)
2013	$716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
$11,758